Accounts Receivable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 39,017,369	$ 36,679,605
Top Five Customers [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 25,709,937	$ 28,781,534
Top Five Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage	65.90%	78.50%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage	23.00%	30.40%